Equity - Equity Attributable to Non-Controlling Interests (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Beginning balance	€ 9,698
Profit/(loss) for the year	619	€ 246	€ 30
Change in translation differences	(799)	(328)	(24)
Other movements	1	2	54
Ending balance	9,033	9,698
Telefónica Brazil
Disclosure of subsidiaries [line items]
Beginning balance	5,018	5,756	4,644
Sales of non-controlling interests and inclusion of companies	0	25	0
Acquisitions of non-controlling interests and exclusion of companies	0	0	0
Dividends paid	(406)	(320)	(232)
Profit/(loss) for the year	556	336	257
Change in translation differences	(550)	(772)	1,099
Other movements	(14)	(7)	(12)
Ending balance	4,604	5,018	5,756
Telefónica Deutschland Holding, A.G.
Disclosure of subsidiaries [line items]
Beginning balance	3,114	4,150	4,638
Sales of non-controlling interests and inclusion of companies	0	0	0
Acquisitions of non-controlling interests and exclusion of companies	0	(671)	0
Dividends paid	(238)	(229)	(263)
Profit/(loss) for the year	(88)	(140)	(217)
Change in translation differences	0	0	0
Other movements	85	4	(8)
Ending balance	2,873	3,114	4,150
Colombia Telecomunicaciones, S.A., ESP
Disclosure of subsidiaries [line items]
Beginning balance	523	(88)	(30)
Sales of non-controlling interests and inclusion of companies	0	605	0
Acquisitions of non-controlling interests and exclusion of companies	0	0	0
Dividends paid	0	0	0
Profit/(loss) for the year	41	26	(32)
Change in translation differences	(19)	(4)	(7)
Other movements	(22)	(16)	(19)
Ending balance	523	523	(88)
Telefónica Centroamericana Inversiones, S.L.
Disclosure of subsidiaries [line items]
Beginning balance	307	354	354
Sales of non-controlling interests and inclusion of companies	0	0	0
Acquisitions of non-controlling interests and exclusion of companies	0	0	0
Dividends paid	(28)	(22)	(28)
Profit/(loss) for the year	30	18	19
Change in translation differences	7	(43)	8
Other movements	0	0	1
Ending balance	316	307	354
Telxius Telecom, S.A.
Disclosure of subsidiaries [line items]
Beginning balance	694	0
Sales of non-controlling interests and inclusion of companies	139	690
Acquisitions of non-controlling interests and exclusion of companies	0	0
Dividends paid	(231)	0
Profit/(loss) for the year	80	7
Change in translation differences	5	(3)
Other movements	(10)	0
Ending balance	677	694	0
Other
Disclosure of subsidiaries [line items]
Beginning balance	42	56	59
Sales of non-controlling interests and inclusion of companies	0	0	1
Acquisitions of non-controlling interests and exclusion of companies	1	0	(8)
Dividends paid	(3)	(12)	(1)
Profit/(loss) for the year	0	(1)	3
Change in translation differences	(1)	(2)	3
Other movements	1	1	(1)
Ending balance	40	42	56
Telefonica, S.A.
Disclosure of subsidiaries [line items]
Beginning balance	9,698	10,228	9,665
Sales of non-controlling interests and inclusion of companies	139	1,320	1
Acquisitions of non-controlling interests and exclusion of companies	1	(671)	(8)
Dividends paid	(906)	(583)	(524)
Profit/(loss) for the year	619	246	30
Change in translation differences	(558)	(824)	1,103
Other movements	40	(18)	(39)
Ending balance	€ 9,033	€ 9,698	€ 10,228